SCHEDULE OF WARRANT AND BROKER WARRANTS EXERCISES (Details) - CAD ($)		6 Months Ended
	Aug. 14, 2025	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total warrants issuance, proceeds		$ 4,175,807	$ 371,500
Total exercises of warrants issuance and broker warrants issuance, shares	3,556,797
Total exercises of warrants issuance and broker warrants issuance, value	$ 16,248,438
Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	3,168,463
Total warrants issuance, proceeds	$ 14,580,351
Broker warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total broker warrants issuance, number exercised	388,334
Total broker warrants issuance, proceeds	$ 1,668,087
February 26, 2024 [member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	156,297
Total warrants issuance, proceeds	$ 939,480
November 19, 2024 [member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	746,666
Total warrants issuance, proceeds	$ 2,471,061
May 5, 2025 [member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	495,000
Total warrants issuance, proceeds	$ 1,989,747
May 5, 2025 [member] | Broker warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total broker warrants issuance, number exercised	80,000
Total broker warrants issuance, proceeds	$ 322,225
June 12, 2025 [member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	1,670,500
Total warrants issuance, proceeds	$ 8,444,273
June 12, 2025 [member] | Broker warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total broker warrants issuance, number exercised	275,000
Total broker warrants issuance, proceeds	$ 1,174,462
July 21, 2025 [member] | Warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total warrants issuance, number exercised	100,000
Total warrants issuance, proceeds	$ 735,790
August 21, 2024 [member] | Broker warrants issuance [member]
IfrsStatementLineItems [Line Items]
Total broker warrants issuance, number exercised	33,334
Total broker warrants issuance, proceeds	$ 171,400